Restricted Net Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Restricted Net Assets [Line Items]
Percentage of annual after tax profit to general reserve	10.00%	10.00%
Percentage of registered capital	50.00%	50.00%
Aggregate amount of paid-in capital and additional paid-in capital	¥ 818,712	$ 112,163	¥ 585,991
PRC [Member]
Restricted Net Assets [Line Items]
Percentage of annual after tax profit to general reserve	10.00%	10.00%
Percentage of registered capital	50.00%	50.00%